Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade and other payables
27	Trade and other payables

	As at 31 December
	2021	2022
	RMB’000	RMB’000
Trade payables	1,527,706	1,818,453
Bills payable	562,593	24,951
Amounts due to related parties exclude advances received (*)	4,910,255	7,877,323

	7,000,554	9,720,727

Dividends payable	30,577	31,631
Construction payable	487,283	831,422
Accrued expenses	400,391	143,299
Other liabilities	87,144	76,778

	1,005,395	1,083,130

Financial liabilities measured at amortized cost	8,005,949	10,803,857
Amounts due to related parties – advances received (*)	6,275	10,486
Amounts due to related parties – measured at fair value through profit or loss (FVPL) (*) (note i)	1,388,286	—

	9,400,510	10,814,343

Total amount due to related parties (summary of *)	6,304,816	7,887,809
All trade and other payables (including amounts due to related parties) are expected to be settled
or recognized as income within one year or are repayable on demand.
(i) Amounts due to related parties – measured at FVPL represents the obligation that the Company needs to return the crude oil to its related party with maturity of less than 1 year, which is measured at fair value through profit or loss.
As at 31 December 2021 and 31 December 2022, all trade and other payables of the Group were non-interest
bearing, and their fair value, approximated their carrying amounts due to their short maturities.
Majority of amount due to related parties were trade payable for purchasing crude oil from related parties .
As at 31 December 2021 and 31 December 2022, the ageing analysis of the trade payables (including amounts due to related parties of trading in nature) and bills payable based on invoice date were as follows:

	As at 31 December
	2021	2022
	RMB’000	RMB’000
Within one year	6,990,653	9,708,441
Over one year within two years	9,527	2,524
Over two years	374	9,762

	7,000,554	9,720,727